Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash	$ 141,013	$ 152,314
Restricted cash	1,161	1,160
Other current assets and receivables	4,565	4,213
Current assets	146,739	157,687
Non-current assets
Intangible assets	935	967
Right of use asset	209	257
Property, plant and equipment	976	1,036
Investment in Aqualung	5,350	5,350
Investment in Smackover Lithium	185,241	168,868
Financial asset - FID	51,464	52,299
Advances and deposits	52	52
Non-current assets	244,227	228,829
TOTAL ASSETS	390,966	386,516
Current liabilities
Accounts payable and accrued liabilities	7,103	9,905
Lease liability - short-term	173	181
Current liabilities	7,276	10,086
Non-current liabilities
Lease liabilities - long-term	39	76
Deferred income tax liabilities	20,526	21,799
Decommissioning provision	603	597
Non-current liabilities	21,168	22,472
TOTAL LIABILITIES	28,444	32,558
SHAREHOLDERS' EQUITY
Share capital	419,663	405,173
Reserves	36,465	37,299
Accumulated deficit	(88,985)	(86,247)
Accumulated other comprehensive loss	(4,621)	(2,267)
TOTAL SHAREHOLDERS' EQUITY	362,522	353,958
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 390,966	$ 386,516